Schedule of Future Minimum Lease Payments for Capital Leases (Details) - EUR (€) € in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current portion of capital lease obligations	€ 213	€ 217
Long-term portion	€ 287	€ 355